RELATED PARTY TRANSACTIONS AND BALANCES (Amounts Due to Related Parties) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Amounts due to related parties	$ 9,120,781	$ 11,797,519
Trade related balances [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	4,424,706	6,609,510
Non-trade related balance [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 4,696,075	$ 5,188,009